Pension Plans and Other Postretirement Benefit Plans - Summary of Net Periodic Benefit Cost (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Pension Plan [Member]
Disclosure In Tabular Form Of Accumulated Other Comprehensive Income Loss In Respect Of Net Periodic Benefit Cost Not Recognized [Line Items]
Actuarial gain (loss)	$ (41,910)	$ (39,957)
Postretirement Plan [Member]
Disclosure In Tabular Form Of Accumulated Other Comprehensive Income Loss In Respect Of Net Periodic Benefit Cost Not Recognized [Line Items]
Actuarial gain (loss)	$ (251)	$ (786)